UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ampere Capital Management LP

Address:  75 Rockefeller Plaza, 27th Floor
          New York, New York 10019

13F File Number: 28-11798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alix Ford
Title:    Chief Administrative Officer
Phone:    (646) 825-4425


Signature, Place and Date of Signing:

/s/ Alix Ford                   New York, New York            February 9, 2007
----------------------       -----------------------        --------------------
   [Signature]                    [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   32

Form 13F Information Table Value Total: $ 97,128
                                        (thousands)



List of Other Included Managers:  None


                                          FORM 13F INFORMATION TABLE
                                           Ampere Capital Management LP
                                                December 31, 2006


COLUMN 1                         COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8

                                                               VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MGRS    SOLE   SHARED  NONE
--------------                   --------------    -----      --------  -------   --- ----   ----------  ----    ----   ------  ----
ACQUICOR TECHNOLOGY INC          COM               00489A107    4,137   736,077   SH         SOLE        NONE    736,077
AMERICA MOVIL SA DE CV           SPON ADR L SHS    02364W105    1,927    42,615   SH         SOLE        NONE     42,615
AU OPTRONICS CORP                SPONSORED ADR     002255107    3,683   266,681   SH         SOLE        NONE    266,681
BOOKHAM INC                      COM               09856E105    1,801   442,524   SH         SOLE        NONE    442,524
BROADCOM CORP                    CL A              111320107    1,889    58,476   SH         SOLE        NONE     58,476
CARMIKE CINEMAS INC              COM               143436400    2,094   102,699   SH         SOLE        NONE    102,699
CORNING INC                      COM               219350105    4,044   216,141   SH         SOLE        NONE    216,141
DISCOVERY HOLDING CO             CL A COM          25468Y107    2,788   173,290   SH         SOLE        NONE    173,290
GATEWAY INC                      COM               367626108    1,180   587,250   SH         SOLE        NONE    587,250
GLOBAL CROSSING LTD              SHS NEW           G3921A175    3,991   162,583   SH         SOLE        NONE    162,583
INTERNATIONAL RECTIFIER CORP     COM               460254105    1,300    33,747   SH         SOLE        NONE     33,747
LEVEL 3 COMMUNICATIONS INC       COM               52729N100    3,331   594,751   SH         SOLE        NONE    594,751
LIBERTY GLOBAL INC               COM SER A         530555101    4,280   146,833   SH         SOLE        NONE    146,833
LIBERTY MEDIA HLDG CORP          INT COM SER A     53071M104    3,153   146,188   SH         SOLE        NONE    146,188
LIBERTY MEDIA HLDG CORP          CAP COM SER A     53071M302    5,564    56,790   SH         SOLE        NONE     56,790
LSI LOGIC CORP                   COM               502161102    4,828   536,436   SH         SOLE        NONE    536,436
NDS GROUP PLC                    SPONSORED ADR     628891103    2,205    45,707   SH         SOLE        NONE     45,707
NET 1 UEPS TECHNOLOGIES INC      COM NEW           64107N206    3,461   117,098   SH         SOLE        NONE    117,098
NETEASE COM INC                  SPONSORED ADR     64110W102    2,358   326,177   SH         SOLE        NONE    326,177
ON SEMICONDUCTOR CORP            COM               682189105    4,114   543,447   SH         SOLE        NONE    543,447
PMC-SIERRA INC                   COM               69344F106    1,677   249,866   SH         SOLE        NONE    249,866
RESEARCH IN MOTION LTD           COM               760975102      999     7,819   SH         SOLE        NONE      7,819
SEAGATE TECHNOLOGY               SHS               G7945J104    1,457    54,968   SH         SOLE        NONE     54,968
SEAGATE TECHNOLOGY               CALL              99O97ZC59    4,545   171,500       CALL   SOLE        NONE    171,500
SKYWORKS SOLUTIONS INC           COM               83088M102    5,087   718,483   SH         SOLE        NONE    718,483
SONY CORP                        ADR NEW           835699307    4,705   109,858   SH         SOLE        NONE    109,858
SPRINT NEXTEL CORP               COM FON           852061100    2,434   128,846   SH         SOLE        NONE    128,846
TAKE-TWO INTERACTIVE  SOFTWAR    COM               874054109    2,144   120,746   SH         SOLE        NONE    120,746
TRANSWITCH CORP                  COM               894065101      878   626,826   SH         SOLE        NONE    626,826
TRIDENT MICROSYSTEMS  INC        COM               895919108      637    35,043   SH         SOLE        NONE     35,043
XM SATELLITE RADIO H LDGS INC    CL A              983759101    5,144   356,000       CALL   SOLE        NONE    356,000
YAHOO INC                        COM               984332106    5,293   207,224   SH         SOLE        NONE    207,224
                                                               ------
                                                               97,128

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